Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investment in Non-consolidated Affiliates [Table Text Block]
A summary of the Company's investments in non-consolidated affiliates is provided below.

	December 31
	2014	2013
	(Dollars in Millions)
Yanfeng Visteon Electronics (China) Investment Co., Ltd.	$33	$48
Yanfeng Visteon Jinqiao Automotive Trim Systems Co., Ltd.	31	38
Chongqing Changan Visteon Engine Control Systems Co., Ltd.	16	16
OpenSynergy GMBH	7	—
Changchun FAWAY Auto Electronics Co., Ltd.	6	—
YFVE affiliate investments	—	31
Duckyang Industry Co., Ltd.	—	29
Others	6	3
Total investments in non-consolidated affiliates	$99	$165

Summarized Income Statement Information of Non-consolidated Affiliates [Table Text Block]

	Net Sales		Gross Margin		Net Income
	December 31		December 31		December 31
	2013	2012	2013	2012	2013	2012
	(Dollars in Millions)
Yanfeng	$8,089	$5,171	$1,160	$782	$334	$369
All other	864	1,302	40	130	64	82
	$8,953	$6,473	$1,200	$912	$398	$451